Finite-Lived Intangible Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2024		Jun. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 44,509	[1]	$ 23,490
Accumulated Amortization	(16,912)		(14,124)
Net Carrying Amount	27,597		9,366
Marketing-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	16,500		4,935
Accumulated Amortization	(3,101)		(2,473)
Net Carrying Amount	13,399		2,462
Technology-based
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	21,913		11,245
Accumulated Amortization	(10,741)		(7,589)
Net Carrying Amount	11,172		3,656
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,038		7,281
Accumulated Amortization	(3,051)		(4,047)
Net Carrying Amount	2,987		3,234
Contract-based
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	58		29
Accumulated Amortization	(19)		(15)
Net Carrying Amount	$ 39		$ 14

[1]	Includes intangible assets of $22.0 billion related to Activision Blizzard. See Note 8 – Business Combinations for further information.